Financial Instruments - Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets (Detail) - Level 3 of fair value hierarchy - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [Line Items]
Fair Value, Beginning of Year	$ 131	$ 55
Acquisitions	7	13
Changes in Fair Value	81	63
Fair Value, End of Year	$ 219	$ 131